UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Dryden Index Series Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 9/30/2009

Date of reporting period: 3/31/2009

Item 1 – Reports to Stockholders

MARCH 31, 2009	SEMIANNUAL REPORT

Dryden Stock Index Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.80%; Class B, 1.86%; Class C, 1.81%; Class I, 0.44%; Class Z, 0.49%. Net operating expenses apply to: Class A, 0.58%; Class B, 1.64%; Class C, 1.59%; Class I, 0.22%; Class Z, 0.27%, after contractual reduction through 1/31/2010 for all classes.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–30.57%	–38.20%	–23.48%	N/A	–36.69% (11/18/99)
Class B	–30.89	–38.69	–26.38	N/A	–41.08 (11/18/99)
Class C	–30.91	–38.80	–26.48	N/A	–41.13 (11/18/99)
Class I	–30.43	–37.98	–22.20	–27.18%	—
Class Z	–30.46	–38.03	–22.46	–27.82	—
S&P 500 Index[2]	–30.52	–38.06	–21.64	–26.23	**
Lipper Average[3]	–30.65	–38.33	–23.52	–29.57	***

Average Annual Total Returns[4] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–40.21%	–5.84%	N/A	–5.10% (11/18/99)
Class B	–41.69	–6.12	N/A	–5.49 (11/18/99)
Class C	–39.40	–5.97	N/A	–5.50 (11/18/99)
Class I	–37.98	–4.90	–3.12%	—
Class Z	–38.03	–4.96	–3.21	—
S&P 500 Index[2]	–38.06	–4.76	–3.00	**
Lipper Average[3]	–38.33	–5.23	–3.45	***

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class I and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper EQ S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper EQ S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return is –32.25% for Class A, B, and C. S&P 500 Index Closest Month-End to Inception average annual total return is –4.09% for Class A, B, and C.

***Lipper Average Closest Month-End to Inception cumulative total return is –35.19% for Class A, B, and C. Lipper Average Closest Month-End to Inception average annual total return is –4.55% for Class A, B, and C.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/09

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

* Sector weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Index Series Fund/Dryden Stock Index Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Stock Index Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$694.30	0.58%	$2.45
	Hypothetical	$1,000.00	$1,022.04	0.58%	$2.92

Class B	Actual	$1,000.00	$691.10	1.64%	$6.91
	Hypothetical	$1,000.00	$1,016.75	1.64%	$8.25

Class C	Actual	$1,000.00	$690.90	1.59%	$6.70
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00

Class I	Actual	$1,000.00	$695.70	0.22%	$0.93
	Hypothetical	$1,000.00	$1,023.83	0.22%	$1.11

Class Z	Actual	$1,000.00	$695.40	0.27%	$1.14
	Hypothetical	$1,000.00	$1,023.59	0.27%	$1.36

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS

Aerospace/Defense 2.6%
66,484	Boeing Co.	$2,365,501
39,112	General Dynamics Corp.	1,626,668
11,499	Goodrich Corp.	435,697
66,715	Honeywell International, Inc.	1,858,680
11,500	L-3 Communications Holdings, Inc.	779,700
31,156	Lockheed Martin Corp.	2,150,699
31,848	Northrop Grumman Corp.	1,389,847
12,800	Precision Castparts Corp.	766,720
41,144	Raytheon Co.	1,602,147
14,463	Rockwell Collins, Inc.(b)	472,072
87,940	United Technologies Corp.	3,779,661

		17,227,392

Air Freight & Logistics 1.1%
15,700	C.H. Robinson Worldwide, Inc.	716,077
18,500	Expeditors International of Washington, Inc.	523,365
27,716	FedEx Corp.	1,233,085
92,100	United Parcel Service, Inc. (Class B Stock)(b)	4,533,162

		7,005,689

Airlines 0.1%
63,374	Southwest Airlines Co.	401,157

Auto Components 0.1%
14,971	Goodyear Tire & Rubber Co. (The)(a)	93,718
57,556	Johnson Controls, Inc.(b)	690,672

		784,390

Automobiles 0.1%
185,038	Ford Motor Co.(a)(b)	486,650
33,978	General Motors Corp.(b)	65,917
23,600	Harley-Davidson, Inc.(b)	316,004

		868,571

Beverages 2.7%
9,220	Brown-Forman Corp. (Class B Stock)	358,013
184,932	Coca-Cola Co. (The)	8,127,762
28,500	Coca-Cola Enterprises, Inc.	375,915
18,500	Constellation Brands, Inc. (Class A Stock)(a)(b)	220,150

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	7

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
24,600	Dr Pepper Snapple Group, Inc.(a)	$415,986
13,994	Molson Coors Brewing Co. (Class B Stock)	479,714
12,700	Pepsi Bottling Group, Inc.	281,178
142,505	PepsiCo, Inc.	7,336,157

		17,594,875

Biotechnology 2.1%
97,604	Amgen, Inc.(a)	4,833,350
28,920	Biogen Idec, Inc.(a)	1,515,986
41,800	Celgene Corp.(a)	1,855,920
5,500	Cephalon, Inc.(a)(b)	374,550
25,000	Genzyme Corp.(a)	1,484,750
83,400	Gilead Sciences, Inc.(a)	3,863,088

		13,927,644

Building Products
33,526	Masco Corp.	234,011

Capital Markets 2.5%
25,471	Ameriprise Financial, Inc.	521,901
108,738	Bank of New York Mellon (The)	3,071,849
88,311	Charles Schwab Corp. (The)	1,368,821
30,000	E*Trade Financial Corp.(a)(b)	38,400
6,100	Federated Investors, Inc. (Class B Stock)	135,786
13,814	Franklin Resources, Inc.	744,160
42,200	Goldman Sachs Group, Inc. (The)	4,474,043
34,600	Invesco Ltd.	479,556
14,500	Janus Capital Group, Inc.	96,425
14,300	Legg Mason, Inc.	227,370
98,736	Morgan Stanley(b)	2,248,219
20,962	Northern Trust Corp.	1,253,947
41,762	State Street Corp.(b)	1,285,434
23,300	T. Rowe Price Group, Inc.	672,438

		16,618,349

Chemicals 2.0%
18,432	Air Products & Chemicals, Inc.	1,036,800
4,600	CF Industries Holding, Inc.	327,198
92,836	Dow Chemical Co. (The)	782,607
83,544	E.I. Du Pont de Nemours & Co.	1,865,538

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
8,193	Eastman Chemical Co.	$219,572
13,682	Ecolab, Inc.	475,176
6,375	International Flavors & Fragrances, Inc.	194,183
50,784	Monsanto Co.	4,220,150
15,274	PPG Industries, Inc.	563,611
28,658	Praxair, Inc.	1,928,397
10,670	Rohm & Haas Co.	841,223
11,832	Sigma-Aldrich Corp.	447,131

		12,901,586

Commercial Banks 1.8%
53,958	BB&T Corp.(b)	912,969
11,861	Comerica, Inc.	217,175
53,873	Fifth Third Bancorp	157,309
12,759	First Horizon National Corp.	137,032
43,229	Huntington Bancshares, Inc.(b)	71,760
44,035	KeyCorp.(b)	346,555
6,100	M&T Bank Corp.(b)	275,964
26,099	Marshall & Ilsley Corp.	146,937
38,402	PNC Financial Services Group, Inc.(b)	1,124,795
62,874	Regions Financial Corp.	267,843
30,783	SunTrust Banks, Inc.	361,392
163,295	U.S. Bancorp	2,385,740
398,316	Wells Fargo & Co.(b)	5,672,021
10,700	Zions Bancorporation(b)	105,181

		12,182,673

Commercial Services & Supplies 0.5%
9,468	Avery Dennison Corp.	211,515
11,000	Cintas Corp.(b)	271,920
13,900	Iron Mountain, Inc.(a)(b)	308,163
19,025	Pitney Bowes, Inc.	444,234
21,840	R.R. Donnelley & Sons Co.	160,087
30,475	Republic Services, Inc.	522,646
8,000	Stericycle, Inc.(a)	381,840
46,013	Waste Management, Inc.	1,177,933

		3,478,338

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	9

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.9%
7,257	Ciena Corp.(a)	$56,459
543,544	Cisco Systems, Inc.(a)	9,115,233
144,497	Corning, Inc.	1,917,475
12,600	Harris Corp.	364,644
16,187	JDS Uniphase Corp.(a)	52,608
49,200	Juniper Networks, Inc.(a)(b)	740,952
209,913	Motorola, Inc.(b)	887,932
152,200	QUALCOMM, Inc.	5,922,102
32,994	Tellabs, Inc.(a)	151,113

		19,208,518

Computers & Peripherals 5.1%
82,724	Apple, Inc.(a)	8,695,947
171,040	Dell, Inc.(a)	1,621,459
192,004	EMC Corp.(a)	2,188,846
225,402	Hewlett-Packard Co.	7,226,388
125,434	International Business Machines Corp.	12,153,299
9,152	Lexmark International, Inc. (Class A Stock)(a)	154,394
31,200	NetApp, Inc.(a)(b)	463,008
18,600	QLogic Corp.(a)(b)	206,832
18,300	SanDisk Corp.(a)(b)	231,495
68,224	Sun Microsystems, Inc.(a)	499,400
16,800	Teradata Corp.(a)(b)	272,496

		33,713,564

Construction & Engineering 0.2%
17,874	Fluor Corp.(b)	617,547
12,100	Jacobs Engineering Group, Inc.(a)	467,786

		1,085,333

Construction Materials 0.1%
8,400	Vulcan Materials Co.(b)	372,036

Consumer Finance 0.4%
106,859	American Express Co.	1,456,488
36,966	Capital One Financial Corp.	452,464
46,618	Discover Financial Services	294,160
39,492	SLM Corp.(a)(b)	195,485

		2,398,597

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging 0.2%
9,332	Ball Corp.	$405,009
8,210	Bemis Co., Inc.	172,164
12,900	Owens-Illinois, Inc.(a)	186,276
11,958	Pactiv Corp.(a)	174,467
14,236	Sealed Air Corp.	196,457

		1,134,373

Distributors 0.1%
15,199	Genuine Parts Co.	453,842

Diversified Consumer Services 0.2%
10,600	Apollo Group, Inc. (Class A Stock)(a)(b)	830,298
33,820	H&R Block, Inc.	615,186

		1,445,484

Diversified Financial Services 2.7%
604,695	Bank of America Corp.	4,124,020
25,000	CIT Group, Inc.	71,250
527,655	Citigroup, Inc.(b)	1,334,967
5,790	CME Group, Inc.(b)	1,426,598
5,700	IntercontinentalExchange, Inc.(a)	424,479
347,193	JPMorgan Chase & Co.	9,228,390
14,700	Leucadia National Corp.(a)(b)	218,883
18,676	Moody’s Corp.(b)	428,054
10,700	NASDAQ OMX Group, Inc. (The)(a)(b)	209,506
24,600	NYSE Euronext	440,340

		17,906,487

Diversified Telecommunication Services 3.6%
542,431	AT&T, Inc.	13,669,260
9,750	CenturyTel, Inc.(b)	274,170
14,688	Embarq Corp.	555,941
28,200	Frontier Communications Corp.	202,476
132,636	Qwest Communications International, Inc.(b)	453,615
266,833	Verizon Communications, Inc.	8,058,357
40,677	Windstream Corp.	327,857

		23,541,676

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	11

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 2.4%
15,300	Allegheny Energy, Inc.	$354,501
37,991	American Electric Power Co., Inc.	959,653
117,269	Duke Energy Corp.	1,679,292
31,762	Edison International	915,063
17,915	Entergy Corp.	1,219,832
60,556	Exelon Corp.	2,748,637
29,306	FirstEnergy Corp.	1,131,212
36,572	FPL Group, Inc.	1,855,298
12,900	Northeast Utilities	278,511
21,300	Pepco Holdings, Inc.	265,824
9,400	Pinnacle West Capital Corp.(b)	249,664
34,152	PPL Corp.(b)	980,504
24,958	Progress Energy, Inc.	904,977
72,615	Southern Co. (The)	2,223,471

		15,766,439

Electrical Equipment 0.4%
18,440	Cooper Industries, Ltd. (Class A Stock)	476,858
70,950	Emerson Electric Co.	2,027,751
12,863	Rockwell Automation, Inc.	280,928

		2,785,537

Electronic Equipment & Instruments 0.3%
32,598	Agilent Technologies, Inc.(a)(b)	501,031
13,200	Amphenol Corp. (Class A Stock)(b)	376,068
11,600	FLIR Systems, Inc.(a)	237,568
21,700	Jabil Circuit, Inc.	120,652
9,050	Molex, Inc.	124,347
42,895	Tyco Electronics Ltd.	473,561

		1,833,227

Energy Equipment & Services 1.5%
28,779	Baker Hughes, Inc.	821,640
28,200	BJ Services Co.	280,590
19,700	Cameron International Corp.(a)(b)	432,021
6,100	Diamond Offshore Drilling, Inc.(b)	383,446
16,600	ENSCO International, Inc.	438,240
83,822	Halliburton Co.	1,296,726
28,200	Nabors Industries Ltd.(a)	281,718
37,400	National Oilwell Varco, Inc.(a)	1,073,754

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
10,410	Rowan Cos., Inc.(b)	$124,608
111,042	Schlumberger Ltd.	4,510,527
16,200	Smith International, Inc.	347,976

		9,991,246

Food & Staples Retailing 3.4%
38,108	Costco Wholesale Corp.	1,765,163
133,299	CVS Caremark Corp.	3,664,390
64,334	Kroger Co. (The)	1,365,167
45,600	Safeway, Inc.	920,664
17,878	SUPERVALU, Inc.	255,298
56,080	Sysco Corp.	1,278,624
91,078	Walgreen Co.	2,364,385
207,126	Wal-Mart Stores, Inc.	10,791,264
10,200	Whole Foods Market, Inc.(b)	171,360

		22,576,315

Food Products 1.8%
62,159	Archer-Daniels-Midland Co.	1,726,777
18,547	Campbell Soup Co.	507,446
47,343	ConAgra Food, Inc.	798,676
14,400	Dean Foods Co.(a)	260,352
32,572	General Mills, Inc.	1,624,691
29,214	H.J. Heinz Co.	965,815
15,416	Hershey Co. (The)	535,706
6,500	Hormel Foods Corp.	206,115
10,500	J.M. Smucker Co. (The)	391,335
22,770	Kellogg Co.	834,065
138,366	Kraft Foods, Inc. (Class A Stock)	3,084,179
11,300	McCormick & Co., Inc.	334,141
73,786	Sara Lee Corp.	596,191
29,300	Tyson Foods, Inc. (Class A Stock)	275,127

		12,140,616

Gas Utilities 0.1%
9,200	EQT Corp.	288,236
3,300	Nicor, Inc.	109,659
16,100	Questar Corp.	473,823

		871,718

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	13

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 2.3%
56,074	Baxter International, Inc.	$2,872,110
23,112	Becton Dickinson & Co.	1,554,051
142,372	Boston Scientific Corp.(a)	1,131,857
9,612	C.R. Bard, Inc.	766,269
49,195	Covidien Ltd.	1,635,242
12,300	DENTSPLY International, Inc.	330,255
15,507	Hospira, Inc.(a)	478,546
3,400	Intuitive Surgical, Inc.(a)(b)	324,224
105,758	Medtronic, Inc.	3,116,688
31,364	St. Jude Medical, Inc.(a)(b)	1,139,454
22,900	Stryker Corp.(b)	779,516
12,100	Varian Medical Systems, Inc.(a)(b)	368,324
20,211	Zimmer Holdings, Inc.(a)	737,702

		15,234,238

Healthcare Providers & Services 2.1%
43,572	Aetna, Inc.	1,060,107
15,400	AmerisourceBergen Corp.	502,964
33,373	Cardinal Health, Inc.	1,050,582
27,991	CIGNA Corp.	492,362
19,550	Coventry Health Care, Inc.(a)	252,977
9,800	DaVita, Inc.(a)	430,710
24,500	Express Scripts, Inc.(a)	1,131,165
18,910	Humana, Inc.(a)	493,173
8,800	Laboratory Corp. of America Holdings(a)(b)	514,712
25,876	McKesson Corp.	906,695
46,268	Medco Health Solutions, Inc.(a)	1,912,719
7,600	Patterson Cos., Inc.(a)	143,336
15,200	Quest Diagnostics, Inc.	721,696
23,472	Tenet Healthcare Corp.(a)	27,228
113,448	UnitedHealth Group, Inc.	2,374,466
47,900	WellPoint, Inc.(a)	1,818,763

		13,833,655

Healthcare Technology
17,510	IMS Health, Inc.	218,350

Hotels, Restaurants & Leisure 1.5%
39,800	Carnival Corp.(b)	859,680
13,653	Darden Restaurants, Inc.(b)	467,752

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
23,100	International Game Technology	$212,982
27,404	Marriott International, Inc. (Class A Stock)	448,329
103,730	McDonald’s Corp.	5,660,546
66,900	Starbucks Corp.(a)(b)	743,259
17,200	Starwood Hotels & Resorts Worldwide, Inc.	218,440
15,051	Wyndham Worldwide Corp.	63,214
4,000	Wynn Resorts Ltd. (a)(b)	79,880
44,764	Yum! Brands, Inc.	1,230,115

		9,984,197

Household Durables 0.4%
5,632	Black & Decker Corp.	177,746
13,894	Centex Corp.	104,205
26,000	D.R. Horton, Inc.	252,200
13,108	Fortune Brands, Inc.	321,801
5,900	Harman International Industries, Inc.	79,827
7,082	KB Home	93,341
19,600	Leggett & Platt, Inc.	254,604
13,400	Lennar Corp. (Class A Stock)(b)	100,634
29,827	Newell Rubbermaid, Inc.	190,296
17,472	Pulte Homes, Inc.(b)	190,969
4,742	Snap-On, Inc.	119,024
7,838	Stanley Works (The)(b)	228,243
6,885	Whirlpool Corp.(b)	203,727

		2,316,617

Household Products 2.7%
12,332	Clorox Co.	634,851
46,930	Colgate-Palmolive Co.	2,767,931
38,716	Kimberly-Clark Corp.	1,785,195
274,523	Procter & Gamble Co. (The)	12,927,289

		18,115,266

Independent Power Producers & Energy Traders 0.1%
75,200	AES Corp. (The)(a)(b)	436,912
18,529	Constellation Energy Group, Inc.	382,809
33,100	Dynegy, Inc. (Class A Stock)(a)	46,671

		866,392

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	15

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 2.0%
64,098	3M Co.	$3,186,953
983,772	General Electric Co.	9,945,935
20,634	Textron, Inc.	118,439

		13,251,327

Insurance 2.1%
42,000	Aflac, Inc.	813,120
50,608	Allstate Corp. (The)	969,143
267,638	American International Group, Inc.(b)	267,638
25,389	Aon Corp.	1,036,379
9,800	Assurant, Inc.	213,444
33,068	Chubb Corp.	1,399,438
15,507	Cincinnati Financial Corp.	354,645
43,400	Genworth Financial, Inc. (Class A Stock)	82,460
26,553	Hartford Financial Services Group, Inc.	208,441
22,751	Lincoln National Corp.	152,204
32,917	Loews Corp.	727,466
47,340	Marsh & McLennan Cos., Inc.	958,635
10,000	MBIA, Inc.(a)(b)	45,800
74,100	MetLife, Inc.	1,687,257
25,300	Principal Financial Group, Inc.(b)	206,954
61,816	Progressive Corp. (The)(a)(b)	830,807
39,800	Prudential Financial, Inc.(b)(d)	756,996
8,215	Torchmark Corp.	215,479
53,611	Travelers Cos., Inc. (The)	2,178,752
33,326	Unum Group	416,575
33,200	XL Capital Ltd. (Class A Stock)	181,272

		13,702,905

Internet & Catalog Retail 0.3%
28,700	Amazon.com, Inc.(a)	2,107,728
22,000	Expedia, Inc.(a)(b)	199,760

		2,307,488

Internet Software & Services 1.7%
13,800	Akamai Technologies, Inc.(a)(b)	267,720
101,000	eBay, Inc.(a)	1,268,560
22,100	Google, Inc. (Class A Stock)(a)	7,692,126
19,200	VeriSign, Inc.(a)(b)	362,304
123,500	Yahoo!, Inc.(a)	1,582,035

		11,172,745

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 1.1%
9,200	Affiliated Computer Services, Inc. (Class A Stock)(a)	$440,588
46,978	Automatic Data Processing, Inc.(b)	1,651,745
22,400	Cognizant Technology Solutions Corp. (Class A Stock)(a)	465,696
14,051	Computer Sciences Corp.(a)	517,639
12,900	Convergys Corp.(a)	104,232
17,700	Fidelity National Information Services, Inc.	322,140
16,400	Fiserv, Inc.(a)(b)	597,944
7,000	Mastercard, Inc. (Class A Stock)(b)	1,172,360
28,925	Paychex, Inc.(b)	742,505
15,371	Total System Services, Inc.	212,274
72,652	Western Union Co. (The)	913,236

		7,140,359

Leisure Equipment & Products 0.1%
26,365	Eastman Kodak Co.(b)	100,187
11,454	Hasbro, Inc.	287,152
31,913	Mattel, Inc.	367,957

		755,296

Life Sciences Tools & Services 0.4%
12,652	Life Technologies Corp.(a)	410,937
5,161	Millipore Corp.(a)(b)	296,293
13,070	PerkinElmer, Inc.	166,904
39,202	Thermo Fisher Scientific, Inc.(a)(b)	1,398,335
9,100	Waters Corp.(a)(b)	336,245

		2,608,714

Machinery 1.5%
53,356	Caterpillar, Inc.(b)	1,491,833
19,016	Cummins, Inc.	483,957
22,900	Danaher Corp.	1,241,638
38,880	Deere & Co.	1,277,985
19,162	Dover Corp.	505,494
15,754	Eaton Corp.	580,692
4,500	Flowserve Corp.	252,540
34,336	Illinois Tool Works, Inc.	1,059,266
28,731	Ingersoll-Rand Co. Ltd. (Class A Stock)	396,488
17,272	ITT Corp.	664,454
10,700	Manitowoc Co., Inc. (The)	34,989
33,664	PACCAR, Inc.(b)	867,185

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	17

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
10,704	Pall Corp.	$218,683
15,138	Parker Hannifin Corp.	514,389

		9,589,593

Media 2.4%
63,376	CBS Corp. (Class B Stock)	243,364
269,185	Comcast Corp. (Class A Stock)	3,671,684
50,400	DIRECTV Group, Inc. (The)(a)(b)	1,148,616
29,989	Gannett Co., Inc.(b)	65,976
31,812	Interpublic Group of Cos., Inc.(a)	131,065
28,600	McGraw-Hill Cos., Inc. (The)	654,082
3,096	Meredith Corp.(b)	51,517
11,490	New York Times Co. (The) (Class A Stock)(b)	51,935
220,000	News Corp. (Class A Stock)	1,456,400
28,734	Omnicom Group, Inc.	672,376
9,300	Scripps Networks Interactive, Inc. (Class A Stock)	209,343
29,781	Time Warner Cable, Inc.	738,575
111,475	Time Warner, Inc.(b)	2,151,461
57,776	Viacom, Inc. (Class B Stock)(a)	1,004,147
172,413	Walt Disney Co. (The)	3,131,020
400	Washington Post Co. (The) (Class B Stock)(b)	142,840

		15,524,401

Metals & Mining 0.9%
11,000	AK Steel Holding Corp.	78,320
78,644	Alcoa, Inc.(b)	577,247
9,818	Allegheny Technologies, Inc.	215,309
37,746	Freeport-McMoRan Copper & Gold, Inc.	1,438,500
45,697	Newmont Mining Corp.	2,045,398
29,712	Nucor Corp.	1,134,107
6,000	Titanium Metals Corp.(b)	32,820
11,809	United States Steel Corp.(b)	249,524

		5,771,225

Multiline Retail 0.8%
8,124	Big Lots, Inc.(a)	168,817
12,700	Family Dollar Stores, Inc.	423,799
19,284	J.C. Penney Co., Inc.	387,030
25,900	Kohl’s Corp.(a)(b)	1,096,088
40,282	Macy’s, Inc.	358,510

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
13,400	Nordstrom, Inc.(b)	$224,450
3,607	Sears Holdings Corp.(a)(b)	164,876
70,982	Target Corp.	2,441,070

		5,264,640

Multi-Utilities 1.6%
21,669	Ameren Corp.	502,504
29,779	CenterPoint Energy, Inc.	310,595
22,100	CMS Energy Corp.(b)	261,664
25,551	Consolidated Edison, Inc.	1,012,075
55,504	Dominion Resources, Inc.	1,720,070
17,487	DTE Energy Co.	484,390
8,708	Integrys Energy Group, Inc.	226,756
27,000	NiSource, Inc.	264,600
33,552	PG&E Corp.	1,282,357
50,794	Public Service Enterprise Group, Inc.	1,496,899
11,000	SCANA Corp.	339,790
22,398	Sempra Energy	1,035,684
21,200	TECO Energy, Inc.	236,380
9,400	Wisconsin Energy Corp.	386,998
41,683	Xcel Energy, Inc.	776,554

		10,337,316

Office Electronics 0.1%
89,898	Xerox Corp.	409,036

Oil, Gas & Consumable Fuels 11.2%
44,036	Anadarko Petroleum Corp.	1,712,560
31,248	Apache Corp.	2,002,684
6,800	Cabot Oil & Gas Corp.	160,276
47,100	Chesapeake Energy Corp.	803,526
187,392	Chevron Corp.	12,600,238
140,457	ConocoPhillips	5,500,296
17,900	Consol Energy, Inc.	451,796
40,700	Devon Energy Corp.	1,818,883
67,304	El Paso Corp.	420,650
22,600	EOG Resources, Inc.	1,237,576
458,814	Exxon Mobil Corp.	31,245,233
25,934	Hess Corp.	1,405,623
65,778	Marathon Oil Corp.	1,729,304

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	19

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
6,800	Massey Energy Co.	$68,816
17,700	Murphy Oil Corp.	792,429
15,900	Noble Energy, Inc.	856,692
74,876	Occidental Petroleum Corp.	4,166,849
27,000	Peabody Energy Corp.	676,080
8,800	Pioneer Natural Resources Co.	144,936
13,000	Range Resources Corp.	535,080
32,500	Southwestern Energy Co.(a)	964,925
57,784	Spectra Energy Corp.	817,066
10,128	Sunoco, Inc.	268,189
17,100	Tesoro Corp.(b)	230,337
53,400	Valero Energy Corp.	955,860
55,892	Williams Cos., Inc. (The)	636,051
51,316	XTO Energy, Inc.	1,571,296

		73,773,251

Paper & Forest Products 0.1%
43,084	International Paper Co.	303,311
15,235	MeadWestvaco Corp.	182,668
17,500	Weyerhaeuser Co.(b)	482,475

		968,454

Personal Products 0.1%
39,144	Avon Products, Inc.	752,739
7,400	Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	182,410

		935,149

Pharmaceuticals 8.1%
144,374	Abbott Laboratories	6,886,640
29,464	Allergan, Inc.	1,407,201
185,614	Bristol-Myers Squibb Co.	4,068,659
96,197	Eli Lilly & Co.	3,213,942
30,900	Forest Laboratories, Inc.(a)	678,564
256,369	Johnson & Johnson	13,485,008
26,833	King Pharmaceuticals, Inc.(a)	189,709
197,244	Merck & Co., Inc.	5,276,277
23,400	Mylan, Inc.(a)(b)	313,794
627,623	Pfizer, Inc.	8,548,225
153,324	Schering-Plough Corp.	3,610,780

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
9,300	Watson Pharmaceuticals, Inc.(a)(b)	$289,323
122,391	Wyeth	5,267,709

		53,235,831

Professional Services 0.1%
3,900	Dun & Bradstreet Corp. (The)	300,300
13,530	Equifax, Inc.	330,809
13,000	Monster Worldwide, Inc.(a)	105,950
13,600	Robert Half International, Inc.(b)	242,488

		979,547

Real Estate Investment Trust 0.7%
11,780	Apartment Investment & Management Co. (Class A Stock)	64,554
6,911	AvalonBay Communities, Inc.(b)	325,232
9,700	Boston Properties, Inc.	339,791
25,100	Equity Residential(b)	460,585
19,300	HCP, Inc.(b)	344,505
7,200	Health Care REIT, Inc.(b)	220,248
58,500	Host Hotels & Resorts, Inc.(b)	229,320
19,900	Kimco Realty Corp.	151,638
15,800	Plum Creek Timber Co., Inc.(b)	459,306
26,700	ProLogis(b)	173,550
11,900	Public Storage(b)	657,475
21,125	Simon Property Group, Inc.	731,770
10,600	Ventas, Inc.	239,666
13,420	Vornado Realty Trust(b)	446,081

		4,843,721

Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	69,719

Road & Rail 0.9%
26,523	Burlington Northern Santa Fe Corp.	1,595,358
36,406	CSX Corp.	941,095
37,311	Norfolk Southern Corp.	1,259,246
8,721	Ryder System, Inc.	246,892
46,958	Union Pacific Corp.(b)	1,930,444

		5,973,035

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	21

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.4%
50,124	Advanced Micro Devices, Inc.(a)(b)	$152,878
30,300	Altera Corp.	531,765
31,700	Analog Devices, Inc.	610,859
115,988	Applied Materials, Inc.	1,246,871
38,000	Broadcom Corp. (Class A Stock)(a)	759,240
515,988	Intel Corp.	7,765,619
11,120	KLA-Tencor Corp.	222,400
20,400	Linear Technology Corp.	468,792
59,744	LSI Corp.(a)	181,622
16,700	MEMC Electronic Materials, Inc.(a)	275,383
17,200	Microchip Technology, Inc.	364,468
54,716	Micron Technology, Inc.(a)(b)	222,147
19,352	National Semiconductor Corp.(b)	198,745
9,400	Novellus Systems, Inc.(a)(b)	156,322
41,600	NVIDIA Corp.(a)(b)	410,176
12,100	Teradyne, Inc.(a)	52,998
122,052	Texas Instruments, Inc.(b)	2,015,079
29,200	Xilinx, Inc.	559,472

		16,194,836

Software 4.0%
48,740	Adobe Systems, Inc.(a)	1,042,549
22,020	Autodesk, Inc.(a)	370,156
17,400	BMC Software, Inc.(a)	574,200
36,758	CA, Inc.	647,308
17,400	Citrix Systems, Inc.(a)(b)	393,936
27,200	Compuware Corp.(a)	179,248
24,800	Electronic Arts, Inc.(a)	451,112
29,400	Intuit, Inc.(a)(b)	793,800
14,500	McAfee, Inc.(a)	485,750
713,912	Microsoft Corp.	13,114,563
29,602	Novell, Inc.(a)	126,105
355,240	Oracle Corp.(a)	6,419,187
7,100	Salesforce.com, Inc.(a)(b)	232,383
84,817	Symantec Corp.(a)	1,267,166

		26,097,463

Specialty Retail 2.0%
7,400	Abercrombie & Fitch Co. (Class A Stock)(b)	176,120
12,023	AutoNation, Inc.(a)	166,879

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
3,300	AutoZone, Inc.(a)(b)	$536,646
22,400	Bed Bath & Beyond, Inc.(a)(b)	554,400
31,900	Best Buy Co., Inc.(b)	1,210,924
16,100	GameStop Corp. (Class A Stock)(a)	451,122
48,113	Gap, Inc. (The)	624,988
157,684	Home Depot, Inc.	3,715,035
26,222	Limited Brands, Inc.	228,131
136,496	Lowe’s Cos., Inc.	2,491,052
32,600	Office Depot, Inc.(a)	42,706
9,500	O’Reilly Automotive, Inc.(a)	332,595
9,854	RadioShack Corp.	84,449
9,116	Sherwin-Williams Co. (The)	473,759
61,325	Staples, Inc.	1,110,596
7,200	Tiffany & Co.	155,232
41,332	TJX Cos., Inc.	1,059,752

		13,414,386

Textiles, Apparel & Luxury Goods 0.4%
31,800	Coach, Inc.(a)	531,060
34,276	NIKE, Inc. (Class B Stock)	1,607,201
6,000	Polo Ralph Lauren Corp.	253,500
8,234	V.F. Corp.(b)	470,244

		2,862,005

Thrifts & Mortgage Finance 0.2%
50,400	Hudson City Bancorp, Inc.	589,176
28,700	People’s United Financial, Inc.	515,739

		1,104,915

Tobacco 1.7%
189,779	Altria Group, Inc.	3,040,260
15,260	Lorillard, Inc.	942,152
186,379	Philip Morris International, Inc.	6,631,365
19,400	Reynolds American, Inc.	695,296

		11,309,073

Trading Companies & Distributors 0.1%
9,200	Fastenal Co.(b)	295,826
5,874	W.W. Grainger, Inc.	412,237

		708,063

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	23

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.3%
33,900	American Tower Corp. (Class A Stock)(a)(b)	$1,031,577
273,574	Sprint Nextel Corp.(a)	976,659

		2,008,236

	Total long-term investments (cost $565,585,191)	643,331,127

SHORT-TERM INVESTMENTS 12.2%

Affiliated Money Market Mutual Fund 11.8%
77,978,834	Dryden Core Investment Fund—Taxable Money Market Series (cost $77,978,834; includes $65,310,086 of cash collateral received for securities on loan) (Note 3)(c)(d)(e)	77,978,834

Principal Amount (000)

U.S. Government Securities 0.4%
$ 2,500	United States Treasury Bill, .07%, 06/11/2009 (cost $2,499,655)(f)(g)	2,499,103

	Total short-term investments (cost $80,478,489)	80,477,937

	Total Investments 109.6% (cost $646,063,680; Note 5)	723,809,064
	Liabilities in excess of other assets(h) (9.6%)	(63,450,260)

	Net Assets 100.0%	$660,358,804

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $63,552,172; cash collateral of $65,310,086 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for futures contracts.
(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at March 31, 2009	Value at Trade Date	Unrealized Appreciation
91	Long Position: S&P 500 Index Futures	Jun 09	$18,081,700	$17,159,025	$922,675

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$721,309,961	$922,675
Level 2—Other Significant Observable Inputs	2,499,103	—
Level 3—Significant Unobservable Inputs	—	—

Total	$723,809,064	$922,675

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	25

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 9.9% of collateral received for securities on loan)	11.8%
Oil, Gas & Consumable Fuels	11.2
Pharmaceuticals	8.1
Computers & Peripherals	5.1
Software	4.0
Diversified Telecommunication Services	3.6
Foods & Staples Retailing	3.4
Communications Equipment	2.9
Household Products	2.7
Diversified Financial Services	2.7
Beverages	2.7
Aerospace/Defense	2.6
Capital Markets	2.5
Semiconductors & Semiconductor Equipment	2.4
Electric Utilities	2.4
Media	2.4
Healthcare Equipment & Supplies	2.3
Biotechnology	2.1
Healthcare Providers & Services	2.1
Insurance	2.1
Specialty Retail	2.0
Industrial Conglomerates	2.0
Chemicals	2.0
Commercial Banks	1.8
Food Products	1.8
Tobacco	1.7
Internet Software & Services	1.7
Multi-Utilities	1.6
Energy Equipment & Services	1.5
Hotels, Restaurants & Leisure	1.5
Machinery	1.5
IT Services	1.1
Air Freight & Logistics	1.1
Road & Rail	0.9
Metals & Mining	0.9
Multiline Retail	0.8
Real Estate Investment Trust	0.7
Commercial Services & Supplies	0.5
Textiles, Apparel & Luxury Goods	0.4
Electrical Equipment	0.4
Life Sciences Tools & Services	0.4
U.S. Government Securities	0.4
Consumer Finance	0.4
Household Durables	0.4
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.3

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Electronic Equipment & Instruments	0.3%
Diversified Consumer Services	0.2
Containers & Packaging	0.2
Thrifts & Mortgage Finance	0.2
Construction & Engineering	0.2
Professional Services	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Gas Utilities	0.1
Automobiles	0.1
Independent Power Producers & Energy Traders	0.1
Auto Components	0.1
Leisure Equipment & Products	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Office Electronics	0.1
Airlines	0.1
Construction Materials	0.1

109.6
Liabilities in excess of other assets	(9.6)

100.0%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	27

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $63,552,172:
Unaffiliated Investments (cost $566,846,000)	$645,073,234
Affiliated Investments (cost $79,217,680)	78,735,830
Cash	257,227
Receivable for investments sold	2,874,133
Dividends and interest receivable	1,355,591
Receivable for Fund shares sold	504,847
Prepaid expenses	357,767
Due from broker—variation margin	238,875

Total assets	729,397,504

Liabilities
Payable to broker for collateral for securities on loan	65,310,086
Payable for Fund shares reacquired	2,245,181
Accrued expenses	662,327
Payable for investments purchased	607,576
Affiliated transfer agent fee payable	122,447
Management fee payable	42,765
Distribution fee payable	41,964
Deferred trustees’ fees	6,354

Total liabilities	69,038,700

Net Assets	$660,358,804

Net assets were comprised of:
Common stock, at par	$37,561
Paid-in capital in excess of par	714,487,653

714,525,214
Undistributed net investment income	4,554,863
Accumulated net realized loss on investment and financial futures transactions	(137,389,332)
Net unrealized appreciation on investments and financial futures contracts	78,668,059

Net assets March 31, 2009	$660,358,804

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($66,563,283 ÷ 3,789,023 shares of beneficial interest issued and outstanding)	$17.57
Maximum sales charge (3.25% of offering price)	.59

Maximum offering price to public	$18.16

Class B
Net asset value, offering price and redemption price per share ($13,144,651 ÷ 749,629 shares of beneficial interest issued and outstanding)	$17.53

Class C
Net asset value, offering price and redemption price per share ($18,207,257 ÷ 1,039,738 shares of beneficial interest issued and outstanding)	$17.51

Class I
Net asset value, offering price and redemption price per share ($255,793,850 ÷ 14,544,876 shares of beneficial interest issued and outstanding)	$17.59

Class Z
Net asset value, offering price and redemption price per share ($306,649,763 ÷ 17,437,408 shares of beneficial interest issued and outstanding)	$17.59

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	29

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$11,086,229
Affiliated income from securities loaned, net	465,071
Affiliated dividend income	126,222
Unaffiliated interest	896

Total income	11,678,418

Expenses
Management fee	1,103,841
Distribution fee—Class A	104,109
Distribution fee—Class B	90,809
Distribution fee—Class C	102,423
Transfer agent fee—Class A (including affiliated expense of $8,000)	49,000
Transfer agent fee—Class B	46,000
Transfer agent fee—Class C (including affiliated expense of $29,900)	47,000
Transfer agent fee—Class I (including affiliated expense of $97,500)	114,000
Transfer agent fee—Class Z (including affiliated expense of $228,000)	228,000
Custodian’s fees and expenses	75,000
Reports to shareholders	35,000
Registration fees	34,000
Trustees’ fees	22,000
Legal fees and expenses	10,000
Audit fee	10,000
Insurance	6,000
Interest expense (Note 7)	651
Miscellaneous	9,995

Total expenses	2,087,828
Less: Management fee waiver (Note 2)	(809,483)

Net expenses	1,278,345

Net investment income	10,400,073

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions (including affiliated $(14,114))	(1,462,099)
Financial futures transactions	(8,460,780)

(9,922,879)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(2,218,139))	(312,014,209)
Financial futures contracts	944,347

(311,069,862)

Net loss on investments	(320,992,741)

Net Decrease In Net Assets Resulting From Operations	$(310,592,668)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,400,073	$25,823,492
Net realized gain (loss) on investment transactions	(9,922,879)	57,992,137
Net change in unrealized appreciation (depreciation) on investments	(311,069,862)	(411,509,772)

Net decrease in net assets resulting from operations	(310,592,668)	(327,694,143)

Dividends from net investment income (Note 1)
Class A	(2,119,867)	(1,647,857)
Class B	(396,427)	(457,636)
Class C	(416,153)	(320,795)
Class I	(10,174,615)	(12,166,848)
Class Z	(11,990,706)	(11,909,022)

	(25,097,768)	(26,502,158)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	98,213,236	212,589,904
Net asset value of shares issued in reinvestment of dividends	22,406,753	24,778,397
Cost of shares reacquired	(153,801,358)	(474,956,304)

Net decrease in net assets from Fund share transactions	(33,181,369)	(237,588,003)

Total decrease	(368,871,805)	(591,784,304)

Net Assets
Beginning of period	1,029,230,609	1,621,014,913

End of period(a)	$660,358,804	$1,029,230,609

(a) Includes undistributed net investment income of:	$4,554,863	$19,252,558

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Dryden Stock Index Fund (the “Fund”). Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before

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the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Index Series Fund/Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) continued

Risk: Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions from net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund up to $1 billion and .25 of 1% in excess of $1 billion. Effective June 1, 2007 to January 31, 2010, the Fund’s manager has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08 of 1% of the average daily net assets of Fund. The effective management fee rate was .08 of 1% of the average daily net assets for the six months ended March 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class I and Class Z shares of the Fund.

Dryden Index Series Fund/Dryden Stock Index Fund	35

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received approximately $36,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2009. From these fees, PIMS paid sales charges to dealers who in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2009, it received approximately $21,000 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket

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expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and .13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A, B, and C each compensate PMFS for its services as they are incurred.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2009, the Fund incurred approximately $50,400 in total networking fees of which approximately $32,100 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2009, PIM has been compensated approximately $199,300 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009 aggregated $23,532,099 and $75,611,009 respectively.

Note 5. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2008 of approximately $114,571,000 of which $64,426,000 expires in 2011, $1,967,000 expires in 2012, $16,903,000 expires in 2013 and $31,275,000 expires in 2014. The Fund utilized approximately $55,102,000 of its capital loss carryforward during fiscal year ended September 30, 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Dryden Index Series Fund/Dryden Stock Index Fund	37

Notes to Financial Statements

(Unaudited) continued

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$657,151,792	$221,397,527	$(154,740,255)	$66,657,272

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge, although they are not subject to an initial sales charge. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are not available for purchase by new investors. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class I and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	507,077	$10,030,354
Shares issued in reinvestment of dividends	100,124	1,762,173
Shares reacquired	(489,105)	(9,324,693)

Net increase (decrease) in shares outstanding before conversion	118,096	2,467,834
Shares issued upon conversion from Class B	205,116	3,701,371

Net increase (decrease) in shares outstanding	323,212	$6,169,205

Year ended September 30, 2008:
Shares sold	385,209	$11,751,933
Shares issued in reinvestment of dividends	49,454	1,573,125
Shares reacquired	(748,509)	(22,542,017)

Net increase (decrease) in shares outstanding before conversion	(313,846)	(9,216,959)
Shares issued upon conversion from Class B	446,177	13,359,335

Net increase (decrease) in shares outstanding	132,331	$4,142,376

Class B
Six months ended March 31, 2009:
Shares sold	4,103	$75,743
Shares issued in reinvestment of dividends	21,562	379,705
Shares reacquired	(212,050)	(4,137,908)

Net increase (decrease) in shares outstanding before conversion	(186,385)	(3,682,460)
Shares reacquired upon conversion into Class A	(205,055)	(3,701,371)

Net increase (decrease) in shares outstanding	(391,440)	$(7,383,831)

Year ended September 30, 2008:
Shares sold	6,877	$206,662
Shares issued in reinvestment of dividends	13,682	433,997
Shares reacquired	(339,239)	(10,310,351)

Net increase (decrease) in shares outstanding before conversion	(318,680)	(9,669,692)
Shares reacquired upon conversion into Class A	(449,064)	(13,359,335)

Net increase (decrease) in shares outstanding	(767,744)	$(23,029,027)

Class C
Six months ended March 31, 2009:
Shares sold	69,594	$1,343,147
Shares issued in reinvestment of dividends	21,299	374,871
Shares reacquired	(159,315)	(2,965,126)

Net increase (decrease) in shares outstanding	(68,422)	$(1,247,108)

Dryden Index Series Fund/Dryden Stock Index Fund	39

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Year ended September 30, 2008:
Shares sold	62,607	$1,907,415
Shares issued in reinvestment of dividends	9,320	295,621
Shares reacquired	(295,371)	(8,839,430)

Net increase (decrease) in shares outstanding	(223,444)	$(6,636,394)

Class I
Six months ended March 31, 2009:
Shares sold	1,452,284	$27,920,682
Shares issued in reinvestment of dividends	511,877	9,003,913
Shares reacquired	(2,620,060)	(50,180,646)

Net increase (decrease) in shares outstanding	(655,899)	$(13,256,051)

Year ended September 30, 2008:
Shares sold	1,771,881	$53,781,795
Shares issued in reinvestment of dividends	337,131	10,734,242
Shares reacquired	(7,416,840)	(221,306,532)

Net increase (decrease) in shares outstanding	(5,307,828)	$(156,790,495)

Class Z
Six months ended March 31, 2009:
Shares sold	3,048,769	$58,843,310
Shares issued in reinvestment of dividends	618,888	10,886,091
Shares reacquired	(4,554,034)	(87,192,985)

Net increase (decrease) in shares outstanding	(886,377)	$(17,463,584)

Year ended September 30, 2008:
Shares sold	4,692,721	$144,942,099
Shares issued in reinvestment of dividends	368,758	11,741,412
Shares reacquired	(6,969,496)	(211,957,974)

Net increase (decrease) in shares outstanding	(1,908,017)	$(55,274,463)

Note 7. Overdrafts

During the six months ended March 31, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was approximately $162,080 at a weighted average interest rate of 3.37%.

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Note 8. New Accounting Pronouncement

In March 2008, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Dryden Index Series Fund/Dryden Stock Index Fund	41

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$26.17

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(8.25)

Total from investment operations	(8.00)

Less Dividends:
Dividends from net investment income	(.60)

Net asset value, end of period	$17.57

Total Return(b):	(30.57)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,563
Average net assets (000)	$69,602
Ratios to average net assets(a)(d):
Expenses, including distribution and service (12b-1) fees	.58	%(e)
Expenses, excluding distribution and service (12b-1) fees	.28	%(e)
Net investment income	2.60	%(e)
For Class A, B, C, I and Z shares:
Portfolio turnover rate	3	%(f)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .80% for the six months ended March 31, 2009 and .70%, .67%, .67%, .64% and .64% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .50% for the six months ended March 31, 2009 and .42%, .42%, .42%, .39% and .40% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The net investment income ratios would have been 2.38% for the six months ended March 31, 2009 and 1.49%, 1.36%, 1.30%, 1.32% and 1.09% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2008		2007		2006		2005		2004

$34.18		$29.98		$27.57		$25.05		$22.38

.53		.46		.38		.44		.27
(8.04)		4.23		2.41		2.44		2.66

(7.51)		4.69		2.79		2.88		2.93

(.50)		(.49)		(.38)		(.36)		(.26)

$26.17		$34.18		$29.98		$27.57		$25.05

(22.23)%		15.81%		10.21%		11.59%		13.16%

$90,714		$113,940		$85,357		$77,898		$85,082
$103,974		$97,885		$81,562		$75,078		$76,034

.49	%(c)	.59	%(c)	.65	%(c)	.64	%(c)	.63	%(c)
.21%		.34%		.40%		.39%		.39%
1.70%		1.44%		1.32%		1.51%		1.10%

4%		3%		3%		3%		5%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.92

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(8.15)

Total from investment operations	(8.00)

Less Dividends:
Dividends from net investment income	(.39)

Net asset value, end of period	$17.53

Total Return(b):	(30.89)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,145
Average net assets (000)	$18,213
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.64	%(d)
Expenses, excluding distribution and service (12b-1) fees	.64	%(d)
Net investment income	1.54	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.86% for the six months ended March 31, 2009 and 1.52%, 1.52%, 1.55%, 1.51% and 1.52% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .86% for the six months ended March 31, 2009 and .52%, .52%, .55%, .51% and .52% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The net investment income ratios would have been 1.32% for the six months ended March 31, 2009 and .73%, .50%, .43%, .65% and .21% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2008	2007	2006	2005	2004

$33.86	$29.70	$27.29	$24.79	$22.16

.23	.20	.16	.19	.08
(7.92)	4.22	2.39	2.48	2.64

(7.69)	4.42	2.55	2.67	2.72

(.25)	(.26)	(.14)	(.17)	(.09)

$25.92	$33.86	$29.70	$27.29	$24.79

(22.85)%	14.96%	9.39%	10.78%	12.27%

$29,580	$64,637	$82,204	$95,284	$108,217
$47,301	$77,195	$88,427	$104,121	$110,193

1.31%	1.34%	1.40%	1.40%	1.40%
.31%	.34%	.40%	.40%	.40%
.94%	.68%	.58%	.75%	.33%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	45

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.90

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(8.16)

Total from investment operations	(8.01)

Less Dividends:
Dividends from net investment income	(.38)

Net asset value, end of period	$17.51

Total Return(b):	(30.93)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,207
Average net assets (000)	$20,542
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.59	%(d)
Net investment income	1.58	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.81% for the six months ended March 31, 2009 and 1.57%, 1.47%, 1.46%, 1.43% and 1.44% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .81% for the six months ended March 31, 2009 and .57%, .47%, .46%, .43% and .44% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The net investment income ratios would have been 1.36% for the six months ended March 31, 2009 and .64%, .56%, .52%, .72% and .29% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2008	2007	2006	2005	2004

$33.86	$29.71	$27.29	$24.79	$22.16

.25	.21	.16	.19	.08
(7.96)	4.20	2.40	2.48	2.64

(7.71)	4.41	2.56	2.67	2.72

(.25)	(.26)	(.14)	(.17)	(.09)

$25.90	$33.86	$29.71	$27.29	$24.79

(22.91)%	14.92%	9.42%	10.78%	12.27%

$28,701	$45,085	$42,921	$48,051	$51,946
$37,334	$44,982	$45,636	$50,981	$52,697

1.36%	1.36%	1.40%	1.40%	1.40%
.36%	.36%	.40%	.40%	.40%
.85%	.67%	.58%	.75%	.33%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	47

Financial Highlights

(Unaudited) continued

	Class I
	Six Months Ended March 31, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$26.26

Income (loss) from investment operations:
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	(8.27)

Total from investment operations	(7.99)

Less Dividends:
Dividends from net investment income	(.68)

Net asset value, end of period	$17.59

Total Return(b):	(30.43)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$255,794
Average net assets (000)	$285,338
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.22	%(d)
Expenses, excluding distribution and service (12b-1) fees	.22	%(d)
Net investment income	2.96	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .44% for the six months ended March 31, 2009 and .40%, .34%, .31%, .31% and .31% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .44% for the six months ended March 31, 2009 and .40%, .34%, .31%, .31% and .31% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The net investment income ratios would have been 2.74% for the six months ended March 31, 2009 and 1.82%, 1.69%, 1.67%, 1.84% and 1.42% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class I
Year Ended September 30,
2008	2007	2006	2005	2004

$34.31	$30.08	$27.66	$25.12	$22.45

.71	.62	.53	.51	.39
(8.16)	4.20	2.36	2.48	2.62

(7.45)	4.82	2.89	2.99	3.01

(.60)	(.59)	(.47)	(.45)	(.34)

$26.26	$34.31	$30.08	$27.66	$25.12

(22.02)%	16.23%	10.56%	11.99%	13.50%

$399,244	$703,556	$777,551	$978,627	$1,099,999
$567,523	$741,032	$860,728	$1,014,636	$1,346,643

.19%	.26%	.30%	.30%	.30%
.19%	.26%	.30%	.30%	.30%
2.03%	1.77%	1.68%	1.85%	1.43%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	49

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$26.25

Income (loss) from investment operations:
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	(8.27)

Total from investment operations	(7.99)

Less Dividends:
Dividends from net investment income	(.67)

Net asset value, end of period	$17.59

Total Return(b):	(30.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$306,650
Average net assets (000)	$344,257
Ratios to average net assets(a)(c):
Expenses, including distribution and service (12b-1) fees	.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	.27	%(d)
Net investment income	2.91	%(d)

(a)	Net of expense subsidy and/or management fee waiver, where applicable. If the investment manager had not reimbursed/waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .49% for the six months ended March 31, 2009 and .45%, .42%, .40%, .41% and .42% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .49% for the six months ended March 31, 2009 and .45%, .42%, .40%, .41% and .42% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively. The net investment income ratios would have been 2.69% for the six months ended March 31, 2009 and 1.75%, 1.61%, 1.57%, 1.74% and 1.31% for the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies. Total returns for periods of less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2008	2007	2006	2005	2004

$34.29	$30.07	$27.64	$25.10	$22.43

.63	.60	.51	.51	.34
(8.09)	4.19	2.35	2.45	2.65

(7.46)	4.79	2.86	2.96	2.99

(.58)	(.57)	(.43)	(.42)	(.32)

$26.25	$34.29	$30.07	$27.64	$25.10

(22.05)%	16.11%	10.53%	11.86%	13.41%

$480,992	$693,797	$667,849	$716,185	$790,519
$599,595	$684,731	$697,473	$775,321	$807,187

.24%	.34%	.39%	.40%	.40%
.24%	.34%	.39%	.40%	.40%
1.96%	1.69%	1.58%	1.75%	1.33%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES

Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia •
Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn •
Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Stock Index Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Dryden Index Series Fund name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

MF174E2    IFS-A164368    Ed. 5/2009

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.